Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding | shares	328,059
Number of options, Exercisable | shares	258,059
Weighted average exercise price, Outstanding | $ / shares	$ 4.58
Weighted average exercise price, Exercisable | $ / shares	$ 3.84
Weighted average remaining contractual term (in years), Outstanding	3 years 11 months 19 days
Employee option activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding | shares	473,367
Number of options, Granted | shares
Number of options, Exercised | shares	(132,808)
Number of options, Forfeited | shares	(31,250)
Number of options, Outstanding | shares	309,309
Number of options, Exercisable | shares	258,059
Weighted average exercise price, Outstanding | $ / shares	$ 4.58
Weighted average exercise price, Granted | $ / shares
Weighted average exercise price, Exercised | $ / shares	4.40
Weighted average exercise price, Forfeited | $ / shares	6.18
Weighted average exercise price, Outstanding | $ / shares	4.38
Weighted average exercise price, Exercisable | $ / shares	$ 3.84
Weighted average remaining contractual term (in years), Outstanding	5 years 1 month 6 days
Weighted average remaining contractual term (in years), Outstanding	3 years 11 months 19 days
Weighted average remaining contractual term (in years), Exercisable	3 years 5 months 12 days
Aggregate intrinsic value, Outstanding | $	$ 991
Aggregate intrinsic value, Outstanding | $	1,237
Aggregate intrinsic value, Exercisable | $	$ 1,171